Shareholder Fees - TSW International Equity Fund	Nov. 03, 2026
Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Investor Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)